Exhibit 99.6

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
xxxx4302			XXXX	Property Type	bridgeAppraisalPage	Single Family Detached	PUD	As per the property valuation reports